Reclamation and Remediation Provision (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Reclamation and Remediation Provision [abstract]
Estimated future cash flows	$ 23,366	$ 23,663
Expenditure percentage	2.58%	2.47%